Other expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other expenses [Abstract]
General and administrative expenses	$ 968	$ 654
Consulting and professional costs	742	1,205
Depreciation and amortisation	131	125
Total other expenses	$ 1,841	$ 1,984